Investment (Tables)	12 Months Ended
Dec. 31, 2025
Investment [Abstract]
Schedule of Investment
(in USD)	December 31, 2024	December 31, 2025
Balance at beginning of the year	2,350,046	5,814,162
Addition	3,464,116	4,500,000
Balance at the end of the year	5,814,162	10,314,162

The following are movements for Cobo investments:

(in USD)	December 31, 2024	December 31, 2025
Balance at beginning of the year	2,350,046	5,814,162
Addition	3,464,116	2,500,000
Balance at the end of the year	5,814,162	8,314,162

The following are movements for D11 labs investments:

(in USD)	December 31, 2024	December 31, 2025
Balance at beginning of the year	—	—
Addition	—	2,000,000
Balance at the end of the year	—	2,000,000